CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($)	Total	Common Stock	Additional Paid in Capital	Retained Deficit	Total	Noncontrolling Interest
Beginning balance at Dec. 31, 2021	$ 4,245,830	$ 51,237	$ 26,456,900	$ (22,262,307)
Beginning balance, shares at Dec. 31, 2021		51,237,876
Issuance of shares - warrants and options exercised	663,742	$ 1,398	662,344
Issuance of shares - warrants and options exercised, shares		1,397,402
Warrants issued	2,130,642		2,130,642
Share based compensation on stock options or RSUs	1,342,985	$ 538	1,342,447
Issuance of shares - share based compensation on RSUs, shares		537,954
Issuance of shares - ESPP	182,131	$ 267	181,864
Issuance of shares - ESPP, shares		267,250
Income/(Loss) for the period	(15,820,997)			(15,820,997)
Ending balance at Dec. 31, 2022	(7,255,667)	$ 53,440	30,774,197	(38,083,304)	$ (7,255,667)
Ending balance, shares at Dec. 31, 2022		53,440,482
Issuance of shares - options exercised	$ 67,000	$ 0	67,000
Issuance of shares - options exercised, shares	150,000	150,000
Issuance of shares - warrants exercised	$ 1,136,000	$ 2,000	1,134,000
Issuance of shares - warrants exercised, shares		2,499,453
Share based compensation on stock options or RSUs	500,000	$ 0	500,000
Issuance of shares - share based compensation on RSUs, shares		208,416
Income/(Loss) for the period	(6,072,000)			(6,072,000)
Ending balance at Mar. 31, 2023	(11,625,000)	$ 55,000	32,475,000	(44,155,000)
Ending balance, shares at Mar. 31, 2023		56,298,351
Beginning balance at Dec. 31, 2022	(7,255,667)	$ 53,440	30,774,197	(38,083,304)	(7,255,667)
Beginning balance, shares at Dec. 31, 2022		53,440,482
Issuance of shares - warrants and options exercised	1,425,220	$ 2,877	1,422,343		1,425,220
Issuance of shares - warrants and options exercised, shares		2,877,083
Warrants issued	3,837,562		3,837,562		3,837,562
Share based compensation on stock options or RSUs	2,384,899	$ 1,769	2,383,130		2,384,899
Issuance of shares - share based compensation on RSUs, shares		1,803,992
Issuance of shares - ESPP	526,706	$ 805	525,901		526,706
Issuance of shares - ESPP, shares		804,314
Income/(Loss) for the period	(20,785,861)			(21,010,541)	(21,010,541)	$ 224,680
Ending balance at Dec. 31, 2023	(19,867,141)	$ 58,891	38,943,133	(59,093,845)	(20,091,821)	224,680
Ending balance, shares at Dec. 31, 2023		58,925,871
Share based compensation on stock options or RSUs	343,000	$ 1,000	342,000		343,000
Issuance of shares - share based compensation on RSUs, shares		742,079
Income/(Loss) for the period	(6,379,000)			(6,379,000)	(6,379,000)
Ending balance at Mar. 31, 2024	$ (25,903,000)	$ 60,000	$ 39,285,000	$ (65,473,000)	$ (26,128,000)	$ 225,000
Ending balance, shares at Mar. 31, 2024		59,667,950